Intangible Assets - Schedule of Estimated Future Amortization Expenses Related to Intangible Assets (Details) (10-Q) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 900
2021	3,600
2022	3,600
2023	2,099
Total	$ 10,199